Expense Example - FidelityInfrastructureFund-PRO - FidelityInfrastructureFund-PRO - Fidelity Infrastructure Fund - Fidelity Infrastructure Fund	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 97
3 years	330
5 years	587
10 years	$ 1,322